Leases - Initial application - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rate applied across all operating leases capitalised on 1 July 2019		3.20%
Total assets	£ 33,308	£ 31,531	£ 31,296
Total liabilities	(24,868)	(21,375)	£ (21,140)
Principal element of lease payments disclosed as cash flows from financing activities	£ 74
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Total assets		235
Total liabilities		£ (235)